Condensed Consolidated Statements of Stockholders’ Equity (unaudited) (Q2) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Market Offering
Issuance costs	$ 255	$ 534	$ 1,283